Subsequent event (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Unsecured Bonds with Interest Rates and Maturity Dates
The bonds have interest rates and maturity dates as follows:

Amount	Interest rate	Maturity date
5,000 millions of yen	0.460% per annum	September 1, 2017
5,000 millions of yen	0.527% per annum	September 3, 2018
5,000 millions of yen	0.659% per annum	September 3, 2019